Principal Accounting Policies - Estimated Useful Lives of Property, Equipment and Software, Net (Detail)	12 Months Ended
Dec. 31, 2017
Computers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (description)	Over the shorter of lease terms or the estimated useful lives of assets